PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subtotal	$ 6,944	$ 3,837	$ 3,583
Less accumulated depreciation	(1,861)	(1,264)	(530)
Property, equipment and leasehold improvements, net	5,083	2,573	3,053
Leasehold improvements [Member]
Subtotal	3,776	3,031	3,009
Furniture and equipment [Member]
Subtotal	903	667	538
Computer hardware [Member]
Subtotal	4	4	4
Vehicles [Member]
Subtotal	304	131	28
Construction in progress [Member]
Subtotal	$ 4	$ 4	$ 4